Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH PROVIDED BY (USED IN):
Net income	$ 1,483.4	$ 2,364.1
Items not affecting cash
Other income	(49.0)	(97.0)
Deferred tax expense	387.9	799.7
Share-based compensation	6.0	6.1
Depletion, depreciation and amortization	951.7	786.1
Impairment reversal	(428.6)	(2,514.4)
Accretion	19.2	15.4
Unrealized (gains) losses on derivatives	(171.0)	141.4
Translation of US dollar long-term debt	91.5	(37.0)
Realized gain on cross currency swap maturity	(63.8)	0.0
Decommissioning expenditures	(20.1)	(20.2)
Changes in non-cash working capital:	(15.0)	51.6
Cash flows from (used in) operations	2,192.2	1,495.8
INVESTING ACTIVITIES
Development capital and other expenditures	(1,027.4)	(676.1)
Capital acquisitions	(90.7)	(677.9)
Capital dispositions	283.6	99.0
Deposit on acquisition	(18.7)	0.0
Sale of long-term investments	0.0	12.6
Changes in non-cash working capital:	(7.4)	49.0
Cash flows from (used in) investing activities	(860.6)	(1,193.4)
FINANCING ACTIVITIES
Share issue costs	0.0	(0.7)
Common shares repurchased for cancellation	294.2	17.5
Decrease in bank debt, net	(338.5)	(34.6)
Repayment of senior guaranteed notes	(281.8)	(217.6)
Realized gain on cross currency swap maturity	63.8	0.0
Payments on principal portion of lease liability	(20.4)	(21.2)
Dividends declared	(200.6)	(47.8)
Change in non-cash working capital	15.7	42.2
Cash flows from (used in) financing activities	(1,056.0)	(297.2)
Impact of foreign currency on cash balances	0.8	(0.5)
INCREASE IN CASH	276.4	4.7
CASH AT BEGINNING OF YEAR	13.5	8.8
CASH AT END OF YEAR	289.9	13.5
Supplemental Information [Abstract]
Cash taxes paid	0.0	0.0
Cash interest paid	$ (68.0)	$ (93.1)